Marketable Securities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Less than 12 months, Fair Value	$ 5,355	$ 11,409
Less than 12 months, Unrealized Loss	(702)	(215)
More than 12 months, Fair Value	10,447	423
More than 12 months, Unrealized Loss	(1,239)	(13)
Mutual funds
Marketable Securities [Line Items]
Less than 12 months, Fair Value	1,258	0
Less than 12 months, Unrealized Loss	(19)	0
More than 12 months, Fair Value	0	0
More than 12 months, Unrealized Loss	0	0
Government debentures
Marketable Securities [Line Items]
Less than 12 months, Fair Value	789	11,409
Less than 12 months, Unrealized Loss	(368)	(215)
More than 12 months, Fair Value	0	0
More than 12 months, Unrealized Loss	0	0
Corporate debentures
Marketable Securities [Line Items]
Less than 12 months, Fair Value	3,308	0
Less than 12 months, Unrealized Loss	(315)	0
More than 12 months, Fair Value	10,447	423
More than 12 months, Unrealized Loss	$ (1,239)	$ (13)